SEC File Nos. 33-54444
              811-7338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  11
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  13

CAPITAL WORLD GROWTH AND INCOME FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
MICHAEL J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                    Capital World Growth and Income Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  7       Management and Organization
-----------------------------------------------------
  9       Shareholder Information
-----------------------------------------------------
10        Choosing a Share Class
-----------------------------------------------------
12        Purchase and Exchange of Shares
-----------------------------------------------------
13        Sales Charges
-----------------------------------------------------
15        Sales Charge Reductions and Waivers
-----------------------------------------------------
16        Plans of Distribution
-----------------------------------------------------
17        How to Sell Shares
-----------------------------------------------------
18        Distributions and Taxes
-----------------------------------------------------
19        Financial Highlights
-----------------------------------------------------


                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

 The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that are relatively resilient to market declines. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1994    1.22%
 1995   21.39%
 1996   21.54%
 1997   17.99%
 1998   16.20%
 1999   27.30%
 2000    1.38%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST          16.43%  (quarter ended December 31, 1999)
        LOWEST           -9.65%  (quarter ended September 30, 1998)

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                       ONE YEAR     FIVE YEARS      LIFETIME
 Class A - began 3/26/93
 (with the maximum sales charge          -4.45%       15.17%         15.41%
 imposed)
 ------------------------------------------------------------------------------
 MSCI World Index/1/                    -12.92%       12.53%         13.36%
 ------------------------------------------------------------------------------
 Lipper Global Funds Average/2/         -10.27%       13.33%         12.40%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  2.21%
 (For current yield information, please call American FundsLine at
  1-800-325-3590.)
 ------------------------------------------------------------------------------

 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Global Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.42%     0.42%       0.42%        0.42%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.24%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.13%     0.13%       0.22%        0.21%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.79%     1.55%       1.64%        0.88%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $651               $813              $  989             $1,497
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $658               $890              $1,045             $1,641
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $158               $490              $  845             $1,641
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $267               $517              $  892             $1,944
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $167               $517              $  892             $1,944
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 90               $281              $  488             $1,084
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                             ONE YEAR          FIVE YEARS           LIFETIME
 Class A - began
 3/26/93
 (with no sales charge         1.38%             16.55%              16.29%
 imposed)
 --------------------------------------------------------------------------------
 MSCI World Index/1/         -12.92%             12.53%              13.36%
 --------------------------------------------------------------------------------
 Lipper Global Funds         -10.27%             13.33%              12.40%
 Average/2/
 --------------------------------------------------------------------------------
 Class A distribution rate/3/: 1.77%
 (For current distribution rate information, please call American FundsLine at
  1-800-325-3590.)
 --------------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Global Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate is based on actual distributions paid to shareholders over a 12-month interval. Capital gain distributions are added back to the net asset value to determine the rate.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF NOVEMBER 30, 2000
 [pie chart]
 Banks 9.5%
 Diversified Telecommunication Services 7.0%
 Pharmaceuticals 6.6%
 Tobacco 5.5%
 Diversified Financials 4.2%
 Other Industries 53.3%
 Bonds & Notes 1.5%
 Cash & Equivalents 12.4%
 [end pie chart]


                                                   PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                NET ASSETS
 --------------------------------------------------------------
 Philip Morris Companies                              3.21%
 --------------------------------------------------------------
 Telecom Italia                                       1.83
 --------------------------------------------------------------
 Elan                                                 1.77
 --------------------------------------------------------------
 AstraZeneca                                          1.68
 --------------------------------------------------------------
 Northeast Utilities                                  1.31
 --------------------------------------------------------------
 Vodafone Group                                       1.22
 --------------------------------------------------------------
 ING Groep                                            1.19
 --------------------------------------------------------------
 Williams Companies                                   1.11
 --------------------------------------------------------------
 Shell Canada                                         1.04
 --------------------------------------------------------------
 Telefonos de Mexico                                  0.99


 Because the fund is actively managed, its holdings will change from time to time.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Growth and Income Fund are:


 PORTFOLIO COUNSELOR/ FUND                            PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)          COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    1993            Senior Vice President, Capital Research Company
 Executive Vice President                             Investment professional since 1966 and with
                                                      Capital Research and Management Company or
                                                      affiliate since 1972
 ------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      1993            Director, Capital Research and Management Company
 Senior Vice President                                Investment professional with Capital Research and
                                                      Management Company or affiliate since 1982

 ------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     1993            Senior Vice President, Capital Research and
 Senior Vice President                                Management Company
                                                      Investment professional with Capital Research and
                                                      Management Company or affiliate since 1973
 ------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                1997 (8 years as a     Vice President and Director, Capital Research
 Vice President              research professional    Company
                                 for the fund)        Investment professional since 1988 and with
                                                      Capital Research and Management Company or
                                                      affiliate since 1991
 ------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN               1998 (4 years as a     Senior Vice President, Capital Research Company
                             research professional    Investment professional since 1986 and with
                                 for the fund)        Capital Research and Management Company or
                                                      affiliate since 1990
 ------------------------------------------------------------------------------------------------------
 STEVEN T. WATSON              1999 (7 years as a     Senior Vice President, Capital Research Company
                             research professional    Investment professional with Capital Research and
                                 for the fund)        Management Company or affiliate since 1990
 ------------------------------------------------------------------------------------------------------

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                       Net gains/(losses) on
              Net asset                     securities                    Dividends
                value,        Net         (both realized      Total from  (from net   Distributions                   Net asset
Year ended   beginning of  investment           and           investment  investment  (from capital      Total      value, end of
November 30      year        income         unrealized)       operations   income)       gains)      distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $29.03       $.62/2/          $1.20/2/          $1.82      $(.58)       $(1.98)        $(2.56)         $28.29
   1999          27.15        .48              4.17              4.65       (.48)        (2.29)         (2.77)          29.03
   1998          25.89        .59              3.12              3.71       (.58)        (1.87)         (2.45)          27.15
   1997          23.77        .64              3.045             3.685      (.650)        (.915)        (1.565)         25.89
   1996          20.22        .70              3.91              4.61       (.72)         (.34)         (1.06)          23.77
 CLASS B:
   2000          29.57        .32/2/          (1.41)/2/         (1.09)      (.27)         -              (.27)          28.21

                                           Ratio of    Ratio of net
                            Net assets,   expenses to   income to
Year ended                  end of year   average net  average net      Portfolio
November 30  Total return  (in millions)    assets        assets      turnover rate
------------------------------------------------------------------------------------
 CLASS A:
   2000          6.37%        $10,716         .79%        2.08%          41.14%/4/
   1999         19.08          10,022         .79         1.93           33.90
   1998         15.51           8,515         .78         2.25           39.44
   1997         16.36           7,207         .82         2.53           32.41
   1996         23.67           5,139         .85         3.28           30.18
 CLASS B:
   2000         (3.73)             55        1.55/3/      1.45/3/        41.14/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 November 30. The period ended 2000 represents, for Class B shares, the 230-day period ended November 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended November 30, 2000.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-7338
                                                       Printed on recycled paper
                                                                  WGI-010-0301/B

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

                    Capital World Growth and Income Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  7       Management and Organization
-----------------------------------------------------
  9       Shareholder Information
-----------------------------------------------------
10        Choosing a Share Class
-----------------------------------------------------
12        Purchase and Exchange of Shares
-----------------------------------------------------
13        Sales Charges
-----------------------------------------------------
15        Sales Charge Reductions and Waivers
-----------------------------------------------------
16        Plans of Distribution
-----------------------------------------------------
17        How to Sell Shares
-----------------------------------------------------
18        Distributions and Taxes
-----------------------------------------------------
19        Financial Highlights
-----------------------------------------------------


                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

 The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that are relatively resilient to market declines. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1994    1.22%
 1995   21.39%
 1996   21.54%
 1997   17.99%
 1998   16.20%
 1999   27.30%
 2000    1.38%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST          16.43%  (quarter ended December 31, 1999)
        LOWEST           -9.65%  (quarter ended September 30, 1998)

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                       ONE YEAR     FIVE YEARS      LIFETIME
 Class A - began 3/26/93
 (with the maximum sales charge          -4.45%       15.17%         15.41%
 imposed)
 ------------------------------------------------------------------------------
 MSCI World Index/1/                    -12.92%       12.53%         13.36%
 ------------------------------------------------------------------------------
 Lipper Global Funds Average/2/         -10.27%       13.33%         12.40%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  2.21%
 (For current yield information, please call American FundsLine at
  1-800-325-3590.)
 ------------------------------------------------------------------------------

 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Global Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.42%     0.42%       0.42%        0.42%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.24%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.13%     0.13%       0.22%        0.21%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.79%     1.55%       1.64%        0.88%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $651               $813              $  989             $1,497
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $658               $890              $1,045             $1,641
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $158               $490              $  845             $1,641
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $267               $517              $  892             $1,944
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $167               $517              $  892             $1,944
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 90               $281              $  488             $1,084
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                             ONE YEAR          FIVE YEARS           LIFETIME
 Class A - began
 3/26/93
 (with no sales charge         1.38%             16.55%              16.29%
 imposed)
 --------------------------------------------------------------------------------
 MSCI World Index/1/         -12.92%             12.53%              13.36%
 --------------------------------------------------------------------------------
 Lipper Global Funds         -10.27%             13.33%              12.40%
 Average/2/
 --------------------------------------------------------------------------------
 Class A distribution rate/3/: 1.77%
 (For current distribution rate information, please call American FundsLine at
  1-800-325-3590.)
 --------------------------------------------------------------------------------


 1 The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Global Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate is based on actual distributions paid to shareholders over a 12-month interval. Capital gain distributions are added back to the net asset value to determine the rate.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HOLDINGS BY INDUSTRY AS OF NOVEMBER 30, 2000
 [pie chart]
 Banks 9.5%
 Diversified Telecommunication Services 7.0%
 Pharmaceuticals 6.6%
 Tobacco 5.5%
 Diversified Financials 4.2%
 Other Industries 53.3%
 Bonds & Notes 1.5%
 Cash & Equivalents 12.4%
 [end pie chart]



                                                   PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                NET ASSETS
 --------------------------------------------------------------
 Philip Morris Companies                              3.21%
 --------------------------------------------------------------
 Telecom Italia                                       1.83
 --------------------------------------------------------------
 Elan                                                 1.77
 --------------------------------------------------------------
 AstraZeneca                                          1.68
 --------------------------------------------------------------
 Northeast Utilities                                  1.31
 --------------------------------------------------------------
 Vodafone Group                                       1.22
 --------------------------------------------------------------
 ING Groep                                            1.19
 --------------------------------------------------------------
 Williams Companies                                   1.11
 --------------------------------------------------------------
 Shell Canada                                         1.04
 --------------------------------------------------------------
 Telefonos de Mexico                                  0.99


 Because the fund is actively managed, its holdings will change from time to time.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Growth and Income Fund are:


 PORTFOLIO COUNSELOR/ FUND                            PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)          COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    1993            Senior Vice President, Capital Research Company
 Executive Vice President                             Investment professional since 1966 and with
                                                      Capital Research and Management Company or
                                                      affiliate since 1972
 ------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      1993            Director, Capital Research and Management Company
 Senior Vice President                                Investment professional with Capital Research and
                                                      Management Company or affiliate since 1982

 ------------------------------------------------------------------------------------------------------
 GREGG E. IRELAND                     1993            Senior Vice President, Capital Research and
 Senior Vice President                                Management Company
                                                      Investment professional with Capital Research and
                                                      Management Company or affiliate since 1973
 ------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                1997 (8 years as a     Vice President and Director, Capital Research
 Vice President              research professional    Company
                                 for the fund)        Investment professional since 1988 and with
                                                      Capital Research and Management Company or
                                                      affiliate since 1991
 ------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN               1998 (4 years as a     Senior Vice President, Capital Research Company
                             research professional    Investment professional since 1986 and with
                                 for the fund)        Capital Research and Management Company or
                                                      affiliate since 1990
 ------------------------------------------------------------------------------------------------------
 STEVEN T. WATSON              1999 (7 years as a     Senior Vice President, Capital Research Company
                             research professional    Investment professional with Capital Research and
                                 for the fund)        Management Company or affiliate since 1990
 ------------------------------------------------------------------------------------------------------

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                       Net gains/(losses) on
              Net asset                     securities                    Dividends
                value,        Net         (both realized      Total from  (from net   Distributions                   Net asset
Year ended   beginning of  investment           and           investment  investment  (from capital      Total      value, end of
November 30      year        income         unrealized)       operations   income)       gains)      distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
   2000         $29.03       $.62/2/          $1.20/2/          $1.82      $(.58)       $(1.98)        $(2.56)         $28.29
   1999          27.15        .48              4.17              4.65       (.48)        (2.29)         (2.77)          29.03
   1998          25.89        .59              3.12              3.71       (.58)        (1.87)         (2.45)          27.15
   1997          23.77        .64              3.045             3.685      (.650)        (.915)        (1.565)         25.89
   1996          20.22        .70              3.91              4.61       (.72)         (.34)         (1.06)          23.77
 CLASS B:
   2000          29.57        .32/2/          (1.41)/2/         (1.09)      (.27)         -              (.27)          28.21

                                           Ratio of    Ratio of net
                            Net assets,   expenses to   income to
Year ended                  end of year   average net  average net      Portfolio
November 30  Total return  (in millions)    assets        assets      turnover rate
------------------------------------------------------------------------------------
 CLASS A:
   2000          6.37%        $10,716         .79%        2.08%          41.14%/4/
   1999         19.08          10,022         .79         1.93           33.90
   1998         15.51           8,515         .78         2.25           39.44
   1997         16.36           7,207         .82         2.53           32.41
   1996         23.67           5,139         .85         3.28           30.18
 CLASS B:
   2000         (3.73)             55        1.55/3/      1.45/3/        41.14/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 November 30. The period ended 2000 represents, for Class B shares, the 230-day period ended November 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended November 30, 2000.

CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                               CAPITAL WORLD GROWTH AND INCOME FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-7338
                                                       Printed on recycled paper
                                                                  WGI-010-0301/B

                   CAPITAL WORLD GROWTH AND INCOME FUND, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Growth and Income Fund (the "fund" or "WGI") dated March 15, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                   Capital World Growth and Income Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        8
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .        9
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       16
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       22
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       24
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       27
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements




                 Capital World Growth and Income Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

 .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality.
 .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality.
 .    For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the U.S. Securities denominated in U.S. dollars include American Depositary Receipts (ADR's) and European Depositary Receipts (EDR's). Generally ADR's, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDR's, in bearer form, are designated for use in the European securities markets.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a


                 Capital World Growth and Income Fund - Page 2 discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have


                 Capital World Growth and Income Fund - Page 3 both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into


                 Capital World Growth and Income Fund - Page 4 repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio


                 Capital World Growth and Income Fund - Page 5 securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from engaging in currency-related options and forward or futures contracts);

4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities traded outside the U.S. for which there is no recognized exchange or active and substantial over-the-counter market) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Invest in companies for the purpose of exercising control or management;


                 Capital World Growth and Income Fund - Page 6

7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

8. Issue senior securities, except as permitted under the Investment Company Act of 1940 as amended (the "1940 Act");

9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

10. Pledge or hypothecate assets in excess of one-third of the fund's total assets; or

11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (except for currency options).

For purposes of Investment Restriction number 7, the fund does not currently intend (at least for the next 12 months) to loan portfolio securities or invest in securities or other instruments backed by real estate.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to purchase securities on margin, except that margin payments in connection with currency-related transactions shall not constitute purchasing securities on margin.

3. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

4. The fund does not currently intend (at least for the next 12 months) to invest in oil, gas, or other mineral exploration or development programs or leases.

5. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if those officers and Directors of the fund, its Investment Adviser or principal underwriter who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


                 Capital World Growth and Income Fund - Page 7

7. Although the fund has no current intention of purchasing securities of other investment companies (at least for the next 12 months), it has the ability to invest up to 5% of its total assets in shares of closed-end investment companies. Additionally, the fund would not acquire more than 3% of the outstanding voting securities of any one closed-end investment company. (To the extent that the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.) Notwithstanding this restriction, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

8. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities).

9. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of its net assets.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 4, 1992.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                 Capital World Growth and Income Fund - Page 8

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                           AGGREGATE
                                                                                          COMPENSATION
                                                                                     (INCLUDING VOLUNTARILY
                                                                                            DEFERRED
                                                                                        COMPENSATION/1/)
                                                                                         FROM THE FUND
                               POSITION                                                DURING FISCAL YEAR
                                 WITH            PRINCIPAL OCCUPATION(S) DURING              ENDED
  NAME, ADDRESS AND AGE       REGISTRANT                  PAST 5 YEARS                 NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie       Director         Private Investor.  Former President           $19,900/3/
 P.O. Box 144                                 and Chief Executive Officer, The
 Palos Verdes Estates, CA                     Mission Group (non-utility holding
 90274                                        company, subsidiary of Southern
 Age: 67                                      California Edison Company)
-------------------------------------------------------------------------------------------------------------
 + Gina H. Despres           Chairman         Senior Vice President, Capital                 None/4/
 3000 K Street, N.W.         of the           Research and Management Company
 Washington, DC 20007        Board
 Age: 59
-------------------------------------------------------------------------------------------------------------
 + Paul G. Haaga, Jr.        President and    Executive Vice President and                   None/4/
 333 South Hope Street       Director         Director, Capital Research and
 Los Angeles, CA 90071                        Management Company
 Age: 52
-------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila         Director         President, Ladera Management Company          $19,350/3/
 One Winthrop Square                          (venture capital and agriculture)
 Boston, MA 02110
 Age: 46
-------------------------------------------------------------------------------------------------------------
 Gail L. Neale               Director         President, The Lovejoy Consulting             $ 19,500
 The Lovejoy Consulting                       Group, Inc.; former Executive Vice
 Group                                        President, Salzburg Seminar
 154 Prospect Parkway
 Burlington, VT 05401
 Age: 66
-------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill           Director         Chichele Professor of the History of          $ 20,250
 Whitney, OXON                                War and Fellow, All Souls College,
 United Kingdom                               University of Oxford
 Age: 64
-------------------------------------------------------------------------------------------------------------
 Donald E. Petersen          Director         Former Chairman of the Board and              $19,350/3/
 255 East Brown                               Chief Executive Officer, Ford Motor
 Birmingham, MI 48009                         Company
 Age: 74
-------------------------------------------------------------------------------------------------------------
 Stefanie Powers             Director         Actor; President, William Holden              $ 17,750
 2661 Hutton Drive                            Wildlife Foundation
 Beverly Hills, CA 90210
 Age: 58
-------------------------------------------------------------------------------------------------------------
 Frank Stanton               Director         Retired; former President, CBS Inc.           $ 21,250
 25 West 52nd Street                          (1946-1973)
 New York, NY 10019
 Age: 92
-------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr.           Director         Economic Adviser and Corporate                $ 21,250
 1700 Main Street                             Fellow in International Economics,
 Santa Monica, CA 90407                       The RAND Corporation
 Age: 76
-------------------------------------------------------------------------------------------------------------
                                 TOTAL COMPENSATION
                               (INCLUDING VOLUNTARILY
                                      DEFERRED
                                COMPENSATION/1/) FROM
                                ALL FUNDS MANAGED BY          TOTAL NUMBER
                                CAPITAL RESEARCH AND            OF FUND
                                 MANAGEMENT COMPANY              BOARDS
                            OR ITS AFFILIATES/2/ FOR THE        ON WHICH
  NAME, ADDRESS AND AGE     YEAR ENDED NOVEMBER 30, 2000   DIRECTOR SERVES/2/
------------------------------------------------------------------------------
 H. Frederick Christie               $215,000/3/                   19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
------------------------------------------------------------------------------
 + Gina H. Despres                     None/4/                      2
 3000 K Street, N.W.
 Washington, DC 20007
 Age: 59
------------------------------------------------------------------------------
 + Paul G. Haaga, Jr.                  None/4/                     15
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 52
------------------------------------------------------------------------------
 Mary Myers Kauppila                 $116,600/3/                    5
 One Winthrop Square
 Boston, MA 02110
 Age: 46
------------------------------------------------------------------------------
 Gail L. Neale                       $  91,250                      5
 The Lovejoy Consulting
 Group
 154 Prospect Parkway
 Burlington, VT 05401
 Age: 66
------------------------------------------------------------------------------
 Robert J. O'Neill                   $  50,500                      3
 Whitney, OXON
 United Kingdom
 Age: 64
------------------------------------------------------------------------------
 Donald E. Petersen                  $105,250/3/                    5
 255 East Brown
 Birmingham, MI 48009
 Age: 74
------------------------------------------------------------------------------
 Stefanie Powers                     $  34,750                      2
 2661 Hutton Drive
 Beverly Hills, CA 90210
 Age: 58
------------------------------------------------------------------------------
 Frank Stanton                       $  41,750                      2
 25 West 52nd Street
 New York, NY 10019
 Age: 92
------------------------------------------------------------------------------
 Charles Wolf, Jr.                   $  40,750                      4
 1700 Main Street
 Santa Monica, CA 90407
 Age: 76
------------------------------------------------------------------------------




                 Capital World Growth and Income Fund - Page 9

[This page is deliberately left blank for this filing.]

                 Capital World Growth and Income Fund - Page 10

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Directors is as follows: H. Frederick Christie ($99,068), Mary Myers Kauppila ($169,464), and Donald E. Petersen ($66,479). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 Gina H. Despres and Paul G. Haaga, Jr. are affiliated with the Investment
  Adviser and, accordingly, receive no compensation from the fund.


                 Capital World Growth and Income Fund - Page 11

                                 OTHER OFFICERS


                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Stephen E. Bepler       58   Senior Vice      Senior Vice President, Capital
630 Fifth Avenue             President        Research Company*
New York, NY 10111
-------------------------------------------------------------------------------
Mark E. Denning         43   Senior Vice      Director, Capital Research and
25 Bedford Street            President        Management Company
London, England WC2E
9HN
-------------------------------------------------------------------------------
Gregg E. Ireland        51   Senior Vice      Senior Vice President, Capital
3000 K Street, NW            President        Research and Management Company
Washington, DC  20007
-------------------------------------------------------------------------------
Carl M. Kawaja          36   Vice President   Vice President and Director,
P.O. Box 7650                                 Capital Research Company*
San Francisco, CA
94120
-------------------------------------------------------------------------------
Vincent P. Corti        44   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research and Management Company
-------------------------------------------------------------------------------
R. Marcia Gould         46   Treasurer        Vice President - Fund Business
135 S. State College                          Management Group, Capital
Blvd.                                         Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $15,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and


                 Capital World Growth and Income Fund - Page 12 retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.395% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.39% of such assets in excess of $10.5 billion but not exceeding $17 billion; and 0.385% of such assets in excess of $17 billion.


                 Capital World Growth and Income Fund - Page 13

The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $46,677,000, $39,132,000, and $34,372,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until October 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average net assets of the fund's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332


                 Capital World Growth and Income Fund - Page 14

Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $4,231,000 after an allowance of $19,403,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $3,947,000 and $5,280,000, respectively, on sales of Class A shares after an allowance of $18,891,000 and $25,992,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $377,000 after compensation of $2,336,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.30% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler


                 Capital World Growth and Income Fund - Page 15 compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, the fund paid or accrued $26,915,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $218,000 under the Plan for Class B shares. As of November 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $6,107,000 and $45,000 respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with


                 Capital World Growth and Income Fund - Page 16 respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on


                 Capital World Growth and Income Fund - Page 17 disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


                 Capital World Growth and Income Fund - Page 18

     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice
     of distributing the entire excess of net realized    long-term capital
     gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying


                 Capital World Growth and Income Fund - Page 19 shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations.
 The foreign tax credit available to shareholders is subject to certain limitation imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


                 Capital World Growth and Income Fund - Page 20

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                 Capital World Growth and Income Fund - Page 21

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                 Capital World Growth and Income Fund - Page 22 pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                 Capital World Growth and Income Fund - Page 23

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                 Capital World Growth and Income Fund - Page 24

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                 Capital World Growth and Income Fund - Page 25

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                 Capital World Growth and Income Fund - Page 26

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                 Capital World Growth and Income Fund - Page 27 request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                 Capital World Growth and Income Fund - Page 28

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                 Capital World Growth and Income Fund - Page 29

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).


                 Capital World Growth and Income Fund - Page 30

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                 Capital World Growth and Income Fund - Page 31

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     -
          Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                 Capital World Growth and Income Fund - Page 32

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


                 Capital World Growth and Income Fund - Page 33

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


                 Capital World Growth and Income Fund - Page 34

Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                 Capital World Growth and Income Fund - Page 35 respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2000, 1999 and 1998, amounted to $13,713,000, $10,073,000 and $9,076,000, respectively.



                 Capital World Growth and Income Fund - Page 36

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $8,453,000 for Class A shares and $20,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on November 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                 Capital World Growth and Income Fund - Page 37

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- NOVEMBER 30, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $28.29
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $30.02


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.10% based on a 30-day (or one month) period ended November 30, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return, five-year average annual total return, and lifetime average annual total return for periods ended November 30, 2000 were 0.26%, 14.69%, and 14.94% respectively. The fund's one-year total return, five-year average annual total return, and lifetime average annual total return at net asset value for the periods ended November 30, 2000 were 6.37%, 16.06%, and 15.83% respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


                 Capital World Growth and Income Fund - Page 38

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                 Capital World Growth and Income Fund - Page 39

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                 Capital World Growth and Income Fund - Page 40

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                 Capital World Growth and Income Fund - Page 41

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                 Capital World Growth and Income Fund - Page 42


[begin pie chart]
INVESTMENT MIX
LARGEST INDUSTRY HOLDINGS

EQUITY SECURITIES                               86.08%

Banks                                           9.53%

Diversified Telecommunication Services          6.74%

Pharmaceuticals                                 6.57%

Tobacco                                         5.54%

Diversified Financials                          3.99%

Other Industries                                53.71%



BONDS & NOTES                                   1.48%



CASH & EQUIVALENTS                              12.44%


[end pie chart]


Capital World Growth and Income Fund
Investment Portfolio, November 30, 2000



                                                                      Shares or        Market  Percent
Equity Securities                                                     Principal         Value   of Net
(common and preferred stocks and                                         Amount    (Millions)   Assets
 convertible debentures)


BANKS  -  9.53%                                                       10,790,000      $103.283     .96%
Lloyds TSB Group PLC (United Kingdom)                                  2,130,000        96.782      .90
Washington Mutual, Inc. (USA)                                          2,518,400        75.018      .70
Royal Bank of Canada (Canada)                                          7,819,698        61.791      .57
Australia and New Zealand Banking                                      7,217,400        53.159      .49
  Group Ltd. (Australia)
Westpac Banking Corp. (Australia)                                      1,100,000        52.181      .49
Wells Fargo & Co. (USA)                                                4,450,000        51.919      .48
Hang Seng Bank Ltd. (Hong Kong)                                        1,802,100        46.625      .43
Toronto-Dominion Bank (Canada)                                        17,000,000        44.826      .42
Bank Hapoalim Ltd. (Israel)                                            1,982,602        41.569      .39
ABN AMRO Holding NV (Netherlands)                                          5,479        35.516      .33
Mizuho Holdings, Inc. (formed by the merger                            1,321,300        33.198      .31
 of Dai-Ichi Kangyo Bank, Fuji Bank and
 Industrial Bank of Japan) (Japan) (2)
First Union Corp. (USA)                                                1,128,400        28.348      .26
Bank of Nova Scotia (Canada)                                             700,000        27.956      .26
Bank of America Corp. (USA)                                            2,927,780        26.890      .25
Shinhan Bank (South Korea)                                             4,144,000        23.978      .22
Sakura Bank, Ltd. (Japan)                                             10,250,000        22.168      .21
Bank Leumi le-Israel BM (Israel)                                       1,246,262        20.780      .19
Commonwealth Bank of Australia (Australia)                            38,600,000        17.645
Siam Commercial Bank PCL 5.25% noncumulative                          41,000,000         3.092      .19
 convertible preferred (Thailand)(2)
Siam Commercial Bank PCL, warrants,                                    1,312,584        20.595      .19
 expire 2002(2)
National Australia Bank Ltd. (Australia)                              26,230,000        19.804      .18
China Development Industrial Bank (Taiwan)(2)                          5,350,000        18.186      .17
Asahi Bank, Ltd. (Japan)                                               1,784,372        16.763      .16
Bank of Scotland (United Kingdom)                                     15,193,150        16.421      .15
Bank of the Philippine Islands (Philippines)                             600,000        12.850      .12
H&CB (formerly Housing & Commercial                                      300,000        11.062      .10
 Bank) (South Korea)
Chase Manhattan Corp. (USA)                                              480,000        10.680      .10
Unibanco-Uniao de Bancos Brasileiros SA,                                 800,000         8.571      .08
 units (GDR) (Brazil)
Skandinaviska Enskilda Banken AB,                                    849,000,000         7.464      .07
 Class A (Sweden)
Sanwa International Finance (Bermuda) Trust                        1,411,400,000         7.447      .07
 1.25% preferred units 2005 (Japan)(1)

Yapi ve Kredi Bankasi AS (Turkey)(2)                                   1,500,000         6.596      .06
Dah Sing Financial Holdings Ltd. (Hong Kong)                             222,081         3.095      .03
Grupo Financiero Galicia SA, Class B
 (formerly Banco de Galicia y Buenos
 Aires SA) (ADR) (Argentina)(2)



DIVERSIFIED TELECOMMUNICATION SERVICES - 6.74%                        30,651,752       166.722
Telecom Italia SpA, nonconvertible                                     2,639,975        30.683     1.83
 savings shares (Italy)
Telecom Italia SpA                                                     2,064,600        96.778
Telefonos de Mexico, SA de CV,                                        $9,220,000        10.342      .99
 Class L (ADR) (Mexico)
Telefonos de Mexico, SA de CV                                            759,800        30.640
 4.25% convertible debentures 2004
Tele Danmark AS (Denmark)                                              1,030,200        20.604      .48
Tele Danmark AS, Class B (ADR)                                           686,200        37.698      .35
SBC Communications Inc. (USA)                                          8,311,000        19.526
Telecom Corp. of New Zealand                                             720,700        13.198
 Ltd. (New Zealand)
Telecom Corp. of New Zealand Ltd. (ADR)                                  305,610          .718      .31
Telecom Corp. of New Zealand Ltd.(1)                                   3,975,000        32.507      .30
Portugal Telecom, SA (Portugal)                                          754,848        28.495      .26
Qwest Communications International Inc.                                1,989,305        26.791      .25
 (merged with U S West, Inc.) (USA)(2)
Koninklijke PTT Nederland NV (Netherlands)                             1,650,000        26.709      .25
Philippine Long Distance Telephone                                     1,082,000        12.237
 Co. (ADR) (Philippines)
United Pan-Europe Communications NV                                          100         7.678
 (Netherlands)(2)
United Pan-Europe Communications NV,                                      48,556          .008      .18
 convertible preferred (1),(2),(4)
United Pan-Europe Communications NV,                                   1,000,000        19.625      .18
 warrants, expire 2007(2),(4)
AT&T Corp. (USA)                                                       1,350,000        16.284      .15
Embratel Participacoes SA (ADR) (Brazil)                               1,000,000        14.812      .14
Telecom Argentina STET-France Telecom SA,                                500,000        11.500      .11
 Class B (ADR) (Argentina)
Sprint FON Group (USA)                                                   415,496        11.455      .11
BCE Inc. (Canada)                                                      1,320,400        11.437      .11
British Telecommunications PLC (United Kingdom)                          700,000        10.992      .10
 (United Kingdom)
Telefonica, SA (Spain)(2)                                                456,234        10.944      .10
TELUS Corp. (Canada)                                                     329,800        10.504      .10
Deutsche Telekom AG (Germany)                                          1,000,000         9.500      .09
Nortel Inversora SA, preferred,                                            2,000         9.439      .09
 Class B (ADR) (Argentina)
DDI Corp. (Japan)                                                        500,000         7.469      .07
WorldCom, Inc. (USA)(2)                                                   99,140         4.900
Korea Telecom Corp. (South Korea)                                         87,800         2.393      .07
Korea Telecom Corp. (ADR)                                             $5,000,000         5.400      .05
Bell Atlantic Financial Services, Inc.                                 2,000,000         4.489      .04
 4.25% convertible debentures 2005 (USA)
eircom PLC (Ireland)                                                         336         2.901      .03
Nippon Telegraph and Telephone Corp. (Japan)

PHARMACEUTICALS  -  6.57%                                              2,765,400       149.159
Elan Corp., PLC (ADR) (Ireland)(2)                                   $29,000,000        23.268
Elan Finance Corp. 0% convertible                                    $12,000,000        18.510     1.77
 debentures 2018
Athena Neurosciences, Inc. 4.75% convertible                           3,553,815       181.074     1.68
 debentures 2004
AstraZeneca PLC (United Kingdom)                                       1,964,000        87.030      .81
Pfizer Inc (USA)                                                         598,600        81.110      .75
Forest Laboratories, Inc. (USA)(2)                                     1,004,100        61.250      .57
Pharmacia Corp. (USA)                                                  1,500,000        43.885      .41
Glaxo Wellcome PLC (United Kingdom)                                    1,341,000        27.036      .25
Shionogi & Co., Ltd. (Japan)                                             200,000        18.737      .17
Eli Lilly and Co. (USA)                                                1,500,000        17.025      .16
PLIVA DD (GDR) (Croatia)

TOBACCO  -  5.54%                                                      9,050,000       345.597     3.21
Philip Morris Companies Inc. (USA)                                     7,690,295        83.128      .77
Imperial Tobacco Ltd. (United Kingdom)                                 1,975,000        77.766      .72
R.J. Reynolds Tobacco Holdings, Inc. (USA)                            10,000,000        64.003      .59
Gallaher Group PLC (United Kingdom)                                    6,000,000        21.228      .20
Swedish Match AB (Sweden)                                                200,000         4.750      .05
UST Inc. (USA)

DIVERSIFIED FINANCIALS  -  3.99%                                       1,780,506       128.230     1.19
ING Groep NV (Netherlands)                                             1,485,000        74.064      .69
Household International, Inc. (USA)                                      670,000        40.493      .38
Freddie Mac (USA)                                                      1,390,000        35.740      .33
OM Gruppen AB (Sweden)                                                 1,300,000        26.650      .25
IndyMac Bancorp, Inc. (formerly IndyMac                                4,000,000        25.642      .24
 Mortgage Holdings, Inc.) (USA)(2)
Swire Pacific Ltd., Class A (Hong Kong)                                  670,000        23.659      .22
Associates First Capital Corp., Class A (USA)                          1,143,000        15.207
Investor AB, Class B (Sweden)                                            250,000         3.351      .17
Investor AB, Class A                                                     112,800        10.698
ORIX Corp. (Japan)                                               Yen400,000,000          4.145
ORIX Corp. 0.375% convertible debentures 2005                             36,840         1.759      .15
ORIX Corp. (ADR)                                                         160,000        12.640      .12
Fannie Mae (USA)                                                         719,100         7.101
ICICI Ltd. (ADR) (India)                                               2,000,000         3.732      .10
ICICI Ltd.                                                             3,000,000         9.764      .09
Toyo Trust and Banking Co., Ltd. (Japan)                                 792,700         4.300      .04
Nichiei Co., Ltd. (Japan)                                                 20,000         2.152      .02
Shohkoh Fund & Co., Ltd. (Japan)

ELECTRIC UTILITIES  -  3.61%                                           6,525,000       140.695     1.31
Northeast Utilities (USA)                                              5,504,800        45.568      .42
PowerGen PLC (United Kingdom)                                            182,000        37.717      .35
Electrabel SA (Belgium)                                                1,850,000        30.409      .28
Niagara Mohawk Holdings, Inc. (USA)(2)                                   300,000        26.981      .25
Duke Energy Corp. (USA)                                                  365,400        21.650      .20
Dominion Resources, Inc. 9.50% PIES                                      600,000        18.938      .18
 convertible preferred 2004 (USA)(2)
Southern Co. (USA)                                                   $17,700,000        17.656      .17
Korea Deposit Insurance Corp. 2.25%                                    1,637,800        15.083      .14
 convertible debentures 2005 (South Korea)
Scottish and Southern Energy PLC (United                               1,400,000        12.346      .11
 Kingdom)
National Grid Group PLC (United Kingdom)                               1,110,000         8.320      .08
Scottish Power PLC (United Kingdom)                                      598,487         6.022      .06
Empresa Nacional de Electricidad SA                                    1,250,000         4.569      .04
 (ADR) (Chile)(2)
International Power PLC (formerly National                             1,386,500         2.553      .02
 Power PLC) (United Kingdom)
United Energy Ltd. (Australia)

INSURANCE  -  3.13%                                                      900,000        40.951      .38
EULER SA (France)(2)                                                   6,000,000        32.167      .30
Yasuda Fire and Marine Insurance Co.,                                  5,394,000        31.747      .29
 Ltd. (Japan)
Mitsui Marine and Fire Insurance Co.,                                        444        29.260      .27
 Ltd. (Japan)
Berkshire Hathaway Inc., Class A (USA)(2)                              1,000,000        26.362      .25
Clarica Life Insurance Co. (Canada)                                      650,000        25.066      .23
Mercury General Corp. (USA)                                              650,000        24.863      .23
Allstate Corp. (USA)                                                   3,000,000        20.152      .19
Sumitomo Marine & Fire Insurance Co.,                                  3,460,000        18.405      .17
 Ltd. (Japan)
Independent Insurance Group PLC (United                                3,000,000        14.520      .14
 Kingdom)
QBE Insurance Group Ltd. (Australia)                                   3,725,000        13.403      .13
Nippon Fire and Marine Insurance Co.,                                    250,000        13.187      .12
 Ltd. (Japan)
PartnerRe Holdings Ltd. (Singapore -                                   4,000,000        11.861      .11
 Incorporated in Bermuda)
Dai-Tokyo Fire and Marine Insurance Co.,                               2,241,000        11.224      .10
 Ltd (Japan)
Nichido Fire and Marine Insurance Co.,                                   320,000         9.940      .09
 Ltd. (Japan)
Aon Corp. (USA)                                                           35,300         4.236
Fairfax Financial Holdings Ltd. (Canada)(2)                               11,000         1.320      .05
Fairfax Financial Holdings Ltd.,                                       1,735,000         4.690      .04
 subscription receipts(2)
Chiyoda Fire & Marine Insurance Co.,                                      48,100         3.839      .04
 Ltd. (Japan)
XL Capital Ltd., Class A (Bermuda -
 Incorporated in the Cayman Islands)

MEDIA  -  3.08%                                                        1,035,000        52.914      .49
Viacom Inc., Class B (USA)(2)                                          1,438,728        51.107      .47
KirchPayTV GmbH & Co. KGaA                                               885,984        44.742      .42
 (Germany)(1),(2),(4)
Clear Channel Communications, Inc. (USA)(2)                              600,000        37.200      .35
Time Warner Inc. (USA)                                                 2,200,000        28.559      .27
Mediaset SpA (Italy)                                                   2,982,823        22.999      .21
News Corp. Ltd., preferred (Australia)                                   600,000        17.363      .16
Walt Disney Co. (USA)                                                    225,000        10.252
Seagram Co. Ltd. 7.50% ACES convertible                                  121,400         5.782      .15
 preferred 2002 (Canada)
Seagram Co. Ltd.                                                          20,300        15.428      .14
Radio One, Inc. 6.50% TIDES convertible                                  118,712        15.027      .14
 preferred 2005 (USA)
CANAL + (France)                                                         150,000        11.794      .11
Omnicom Group Inc. (USA)                                               1,000,000         6.708      .06
Publishing & Broadcasting Ltd. (Australia)                             2,967,813         2.358
Village Roadshow Ltd., Class A,                                        2,623,574         2.084
 5.50% preferred (Australia)
Village Roadshow Ltd., Class A,                                          600,000          .590      .05
 5.50% preferred(1)
Village Roadshow Ltd.                                                     78,000         3.406      .03
Nippon Broadcasting System, Inc. (Japan)                                 200,000         3.025      .03
UnitedGlobalCom, Inc., Class A (USA)(2)

REAL ESTATE  -  2.90%                                                 25,698,700        52.939      .49
Hongkong Land Holdings Ltd. (Hong Kong -                              43,000,000        38.040      .35
 Incorporated in Bermuda)
Amoy Properties Ltd. (Hong Kong)                                      31,482,553        37.942      .35
Hysan Development Co. Ltd. (Hong Kong)                                 4,610,000        35.611      .33
Sun Hung Kai Properties Ltd. (Hong Kong)                              32,500,000        33.960      .32
New World Development Co. Ltd. (Hong Kong)                             1,400,000        33.337      .31
AMB Property Corp. (USA)                                              17,417,000        18.088      .17
Kerry Properties Ltd. (Hong Kong)                                        116,300        17.100
Unibail (France)                                                         116,300          .987      .17
Unibail, warrants, expire 2004(2)                                        733,900        12.164      .11
Brookfield Properties Corp. (Canada)                                   6,750,000         9.952      .09
Great Eagle Holdings Ltd. (Hong Kong)                                    450,000         8.645      .08
Security Capital Global Realty                                        20,800,000         5.600      .05
 (Luxembourg)(1),(2),(4)
New World China Land Ltd. (China -                                    52,885,000         5.342      .05
 Incorporated in the Cayman Islands)(2)
SM Prime Holdings, Inc. (Philippines)                                  4,824,800         1.933      .02
HKR International Ltd. (Hong Kong -                                      415,339         1.090      .01
 Incorporated in the Cayman Islands)
Meditrust Corp. (USA)(2)

METALS & MINING  -  2.90%                                              3,600,000        54.000      .50
Barrick Gold Corp. (Canada)                                            2,000,000        21.211
Usinor (France)                                                          660,000        11.226      .30
Usinor 3.875% convertible preferred 2005(2)                            8,000,000        29.669      .28
Gencor Ltd. (South Africa)                                             3,569,800        28.782      .27
Freeport-McMoRan Copper & Gold Inc.,                                   2,174,000        24.458      .23
 Class B (USA)(2)
KGHM Polska Miedz SA (GDR) (Poland)                                      800,000        22.550      .21
Alcoa Inc. (USA)                                                       2,156,933        22.094      .21
BHP Ltd. (formerly Broken Hill Proprietary                               549,300        21.433      .20
 Co. Ltd.) (Australia)
Pechiney, Class A (France)                                             5,498,850        15.490      .14
Gold Fields Ltd. (South Africa)                                        3,000,000        14.812      .14
Homestake Mining Co. (USA)                                            30,000,000        14.047
Normandy Mining Ltd. (Australia)                                      30,000,000          .079      .13
Normandy Mining Ltd., warrants, expire 2001(2)                         6,000,000        11.995      .11
Newcrest Mining Ltd. (Australia)                                       3,000,000         9.814      .09
Billiton PLC (United Kingdom)                                            141,930         3.805
De Beers Consolidated Mines Ltd.                                         114,300         3.087      .06
 (ADR) (South Africa)
De Beers Consolidated Mines Ltd.                                       4,550,600         3.705      .03
Corus Group PLC (United Kingdom)                                         539,233          .258      .00
OneSteel Ltd. (Australia)(2)                                          $6,670,000          .200      .00
N.T.S. Steel Group PCL 4.00% convertible
 debentures 2008 (Thailand)(6)

WIRELESS TELECOMMUNICATION SERVICES  -  2.63%                         38,261,366       131.286     1.22
Vodafone Group PLC (United Kingdom)                                    8,117,200        36.489
Telecom Italia Mobile SpA, savings                                     2,224,200        17.650      .50
 shares (Italy)
Telecom Italia Mobile SpA                                          2,806,563,351        23.627      .22
Telesp Celular Participacoes, preferred                                   21,020        19.969      .19
 nominative (Brazil)
Nextel Communications, Inc., Series D,                                 2,299,000        12.557
 13.00% exchangeable preferred, redeemable
 2009 (USA)(2),(3)
China Mobile (Hong Kong) Ltd. (formerly China                         $4,600,000         4.531      .16
 Telecom (Hong Kong) Ltd.) (Hong Kong)(2)
China Mobile (Hong Kong) Ltd. 2.25%                                      254,100        10.625
 convertible notes 2005
Crown Castle International Corp. 6.25%                                     6,226         5.923
 convertible preferred 2012 (USA)
Crown Castle International Corp. 12.75%                                    8,900          .212      .16
 senior exchangeable preferred 2010(2),(3)
Crown Castle International Corp.(2)                                          400        10.234      .10
NTT DoCoMo, Inc. (Japan)                                                 150,000         4.235      .04
Mobistar NV (Belgium)(2)                                                 386,000         3.973      .04
TELECEL -  Comunicacoes Pessoais,
 SA (Portugal)(2)

OIL & GAS  -  2.39%                                                    4,648,100       112.222     1.04
Shell Canada Ltd., Class A (Canada)                                      400,000        19.025
"Shell" Transport and Trading Co.,                                       250,000        14.922
 PLC (New York registered) (United  Kingdom)
Royal Dutch Petroleum Co. (New York                                      200,000        11.989      .43
 registered) (Netherlands)
Royal Dutch Petroleum Co.                                              1,000,000        22.708      .21
Petro-Canada (Canada)                                                  2,189,100        15.473      .14
Sasol Ltd. (South Africa)                                              2,800,000        14.706      .14
Castrol India Ltd. (India)                                               100,687        14.392      .13
TOTAL FINA ELF SA, Class B (formerly                                     320,000        10.920      .10
 TOTAL FINA SA) (France)
Unocal Corp. (USA)                                                       750,000         9.201      .09
Pengrowth Energy Trust (Canada)                                          150,000         7.388      .07
Devon Energy Corp. (USA)                                                  78,567         4.443      .04
Esso SA Francaise (France)

FOOD PRODUCTS  -  2.35%                                                3,025,000        88.859      .83
Nabisco Group Holdings Corp. (USA)                                     2,985,714        53.834      .50
Orkla AS, Class A (Norway)                                                24,200        52.603      .49
Nestle SA (Switzerland)                                                2,100,000        17.443      .16
Unilever PLC (United Kingdom)                                            421,900        17.377      .16
Keebler Foods Co. (USA)                                                  500,000        12.000      .11
Sara Lee Corp. (USA)                                                      80,000        10.628      .10
Groupe Danone (France)

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.27%                             310,000        41.367      .38
Samsung Electronics Co., Ltd. (South Korea)                            1,100,000        34.650      .32
Micron Technology, Inc. (USA)(2)                                      12,116,000        32.880      .30
Taiwan Semiconductor Manufacturing                                     1,700,000        25.925      .24
 Co. Ltd. (Taiwan)(2)
Advanced Micro Devices, Inc. (USA)(2)                                    144,000        19.268      .18
Murata Manufacturing Co., Ltd. (Japan)                               $14,000,000        14.980      .14
Macronix International Co., Ltd. 1.00%                                   383,600        14.851      .14
  convertible bond 2005 (Taiwan)
Infineon Technologies AG (Germany)(2)                                     60,000        14.483      .13
Rohm Co., Ltd. (Japan)                                               $13,000,000        11.700      .11
Mosel Vitelic, Inc. 1.00% convertible                                    300,000        11.194      .10
 debentures 2005 (Taiwan)
Texas Instruments Inc. (USA)                                           1,250,000         7.043      .07
Hyundai Electronics Industries Co.,                                      560,000         6.020      .06
 Ltd. (South Korea)(2)
ASE Test Ltd. (Taiwan)(2)                                                231,500         5.542      .05
Altera Corp. (USA)(2)                                                    200,000         4.195      .04
ASM Lithography Holding NV (Netherlands)(2)                              105,000          .696      .01
ON Semiconductor Corp. (formerly SCG
 Holding Corp.) (USA)(2)

PAPER & FOREST PRODUCTS  -  1.75%                                      1,461,000        36.799
Georgia-Pacific Corp., Georgia-Pacific                                   750,000        20.297      .53
 Group (USA)
Georgia-Pacific Corp., Timber Group                                  $30,000,000        27.975      .26
Metsa-Serla Oy 4.375% convertible                                        500,000        26.656      .25
 debentures 2002 (Finland)
Bowater Inc. (USA)                                                     2,715,750        26.479      .25
Stora Enso Oyj (formerly Consolidated                                    556,969        18.867      .18
 Papers, Inc.) (ADR) (Finland)(2)
International Paper Co. (USA)                                          7,600,000        18.859      .18
Kimberly-Clark de Mexico, SA de CV (Mexico)                              387,000        11.111      .10
UPM-Kymmene Corp. (Finland)

MACHINERY  -  1.59%                                                    1,440,000        39.056      .36
THK Co., Ltd. (Japan)                                                    718,918        32.868      .31
IHC Caland NV (Netherlands)                                            3,465,000        18.389      .17
Asahi Diamond Industrial Co., Ltd. (Japan)                             4,065,000        17.567      .16
AIDA Engineering, Ltd. (Japan)                                           620,000        15.723      .15
Fuji Machine Mfg. Co., Ltd. (Japan)                                    3,161,523        13.400      .12
Morgan Crucible Co. PLC (United Kingdom)                                 980,000        13.279      .12
Tubos de Acero de Mexico, SA (ADR) (Mexico)                              363,600         7.749      .07
Harsco Corp. (USA)                                                     2,980,000         7.269      .07
Invensys PLC (United Kingdom)                                          1,068,000         5.955      .06
TI Group PLC (United Kingdom)

MULTI-UTILITIES  -  1.40%                                              3,370,000       119.214     1.11
Williams Companies, Inc. (USA)                                           812,084        20.860
NiSource Inc. (USA)                                                      418,231          .863      .20
NiSource Inc. 0% SAILS convertible                                       980,000         9.987      .09
 preferred 2004(2)
United Utilities PLC (United Kingdom)

HEALTH CARE PROVIDERS & SERVICES  -  1.40%                             6,700,000       100.919      .94
Bergen Brunswig Corp., Class A (USA)                                     800,000        33.150      .31
HCA - The Healthcare Co. (USA)                                         1,000,000        16.375      .15
Omnicare, Inc. (USA)

AEROSPACE & DEFENSE  -  1.35%                                          2,650,000        90.365      .84
Lockheed Martin Corp. (USA)                                            3,100,000        45.109      .42
Bombardier Inc., Class B (Canada)                                        200,000         9.750      .09
Honeywell International Inc. (USA)

GAS UTILITIES  -  1.32%                                                1,014,100        60.909      .57
El Paso Energy Corp. (USA)                                            13,900,000        39.208      .36
Tokyo Gas Co., Ltd. (Japan)                                              547,500        22.687      .21
Kinder Morgan, Inc. (USA)                                                127,000         7.231      .07
National Fuel Gas Co. (USA)                                              175,000         6.748      .06
NICOR Inc. (USA)                                                         818,918         4.977      .05
Australian Gas Light Co. (Australia)

SPECIALTY RETAIL  -  1.27%                                            18,272,856        64.194      .60
Dixons Group PLC (United Kingdom)                                      1,000,000        40.062      .37
Lowe's Companies, Inc. (USA)                                           1,027,400        19.970      .18
Limited Inc. (USA)                                                       572,000        12.477      .12
Sherwin-Williams Co. (USA)

COMPUTERS & PERIPHERALS  -  1.13%                                          2,950        30.151      .28
SOTEC Co., Ltd. (Japan)(1),(2),(4)                                       778,684        28.179      .26
Palm, Inc. (USA)(2)                                                  $18,000,000        18.923      .17
NatSteel Electronics Ltd. 1.50% convertible                            1,000,000        15.984      .15
 debentures 2004 (Singapore)
Fujitsu Ltd. (Japan)                                                     400,000        12.650      .12
Hewlett-Packard Co. (USA)                                                325,000         6.256      .06
Dell Computer Corp. (USA)(2)                                          $5,000,000         5.400      .05
Compal Electronics, Inc. 0% SIZeS                                        128,000         2.696      .02
 convertible debentures 2005 (Taiwan)
Kyoden Co., Ltd. (Japan)                                                  60,000         1.763      .02
Storage Networks, Inc. (USA)(2)

COMMUNICATIONS EQUIPMENT  -  1.11%                                     6,800,000        77.596
Telefonaktiebolaget LM Ericsson,                                       1,200,000        13.650      .85
 Class B (Sweden)
Telefonaktiebolaget LM Ericsson,                                         630,000        12.639      .12
 Class B (ADR)
Motorola, Inc. (USA)                                                      50,000         6.979      .06
Matsushita Communication Industrial Co.,                                 100,000         6.460      .06
 Ltd. (Japan)
Research In Motion Ltd. (Canada)(2)                                       30,000         1.755      .01
Corning Inc. (USA)                                                        16,200          .705      .01
ONI Systems Corp. (USA)(2)

BUILDING PRODUCTS  -  1.04%                                            3,540,000        49.767      .46
Nippon Sheet Glass Co., Ltd. (Japan)                                   6,600,000        47.377      .44
TOTO Ltd. (Japan)                                                      1,050,000        15.075      .14
TOSTEM CORP. (Japan)

HOTELS RESTAURANTS & LEISURE  -  1.03%                                 2,449,100        29.425      .27
Elior (France)(2)                                                      4,700,000        22.327      .21
J D Wetherspoon PLC (United Kingdom)                                   3,830,000        22.215      .21
Millennium & Copthorne Hotels PLC                                        700,000        15.881      .15
 (United Kingdom)
Carnival Corp. (USA)                                                   4,350,000        11.601      .11
Hilton Group PLC (United Kingdom)                                        200,000         5.675      .05
AMCV Capital Trust I 7.00% convertible                                 1,000,000         3.627      .03
 preferred 2015 (USA)
P&O Princess Cruises PLC (United Kingdom)(2)

BEVERAGES  -  0.99%                                                   26,988,799        66.493      .62
Foster's Brewing Group Ltd. (Australia)                               14,527,900        31.813      .29
Lion Nathan Ltd. (New Zealand)                                           200,000         4.846      .04
Coca-Cola West Japan Co. Ltd. (Japan)                                    211,196         2.888      .03
Hellenic Bottling Co. SA (Greece)                                        417,700          .947      .01
Coca-Cola Amatil Ltd. (Australia)

HOUSEHOLD PRODUCTS  -  0.99%                                           2,940,687        37.476      .35
Reckitt Benckiser PLC (United Kingdom)                                   796,900        36.095      .34
Uni-Charm Corp. (Japan)                                                  467,400        32.689      .30
Kimberly-Clark Corp. (USA)

ROAD & RAIL  -  0.95%                                                  2,500,000        64.844      .60
CSX Corp. (USA)                                                        2,580,000        37.087      .35
Norfolk Southern Corp. (USA)

INDUSTRIAL CONGLOMERATES  -  0.89%                                       910,000        36.549      .34
Norsk Hydro AS (Norway)                                              $26,000,000        20.410      .19
JG Summit Holdings, Inc. 3.50% convertible                            28,198,000        20.065      .19
 debentures 2003 (Philippines)
China Merchants Holdings (International)                                 300,000        14.869      .14
 Co., Ltd. (Hong Kong)
General Electric Co. (USA)                                             1,800,000         3.840      .03
Tomkins PLC (United Kingdom)                                              25,000          .593      .00
Brambles Industries Ltd. (Australia)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.87%                             930,000        34.856      .32
Samsung SDI Co., Ltd. (South Korea)                                    2,200,000        21.023      .20
Hitachi, Ltd. (Japan)                                                     71,700        18.799      .17
Seikoh Giken Co., Ltd. (Japan)(2)                                      1,240,000         8.807      .08
ERG Ltd., 7.50% convertible notes                                        104,480         5.453      .05
 2005 (Australia)
Agilent Technologies, Inc. (USA)(2)                                   $5,000,000         4.862      .05
Hon Hai Precision Industry Co. Ltd. 0%
 convertible debentures 2005

CHEMICALS  -  0.65%                                                      834,828        24.164      .22
DSM NV (Netherlands)                                                     675,000        20.630      .19
Dow Chemical Co. (USA)                                                   300,000        10.781      .10
Praxair, Inc. (USA)                                                      469,500         7.453      .07
Millennium Chemicals Inc. (USA)                                           70,000         4.751      .04
FMC Corp. (USA)(2)                                                       175,000         3.420      .03
Rhone-Poulenc-Rhodia 3.25% convertible
 preferred 2003 (France)

AIRLINES  -  0.65%                                                     6,700,000        38.118      .35
British Airways PLC (United Kingdom)                                  10,578,700        19.423      .18
Qantas Airways Ltd. (Australia)                                          500,000        10.570      .10
Deutsche Lufthansa AG (Germany)                                        2,460,920         1.914      .02
Air New Zealand Ltd., Class B (New Zealand)

CONTAINERS & PACKAGING  -  0.62%                                       2,471,300        31.200      .29
Smurfit-Stone Container Corp. (USA)(2)                                 1,200,000        20.700      .19
Sonoco Products Co. (USA)                                              3,780,000        15.356      .14
Crown Cork & Seal Co., Inc. (USA)

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.60%                               430,000        35.765      .33
Hoya Corp. (Japan)                                                     1,000,000        14.500      .13
Luxottica Group SpA (ADR) (Italy)                                        100,000         8.262      .08
Applied Biosystems Group (formerly PE                                     22,733         6.614      .06
 Biosystems Group) (USA)
Essilor (France)(2)

COMMERCIAL SERVICES & SUPPLIES  -  0.59%                                 427,500        21.776      .20
Cintas Corp. (USA)                                                     4,120,000        20.510      .19
Hays PLC (United Kingdom)                                                540,000        16.133      .15
Robert Half International Inc. (USA)(2)                                  300,000         4.106
Cendant Corp. 7.50% PRIDES convertible                                   220,000         1.155      .05
 preferred (USA)
Cendant Corp., rights, 2001(2)

FOOD & DRUG RETAILING  -  0.48%                                          630,000        22.199      .21
Loblaw Companies Ltd. (Canada)                                        10,000,000        11.734      .11
Somerfield PLC (United Kingdom)                                        2,300,385         9.388      .09
Woolworths Ltd. (Australia)                                               83,300         4.675      .04
George Weston Ltd. (Canada)                                              750,000         3.435      .03
Safeway PLC (United Kingdom)

TRADING COMPANIES & DISTRIBUTORS  -  0.48%                             1,721,323        42.980      .40
Stinnes AG (Germany)                                                   3,434,900         8.198      .08
Marubeni Corp. (Japan)(2)

SOFTWARE  -  0.44%                                                       828,000        47.507      .44
Microsoft Corp. (USA)(2)

HOUSEHOLD DURABLES  -  0.40%                                             435,400        32.908      .31
Sony Corp. (Japan)                                                       500,000         9.719      .09
Newell Rubbermaid Inc. (USA)

ELECTRICAL EQUIPMENT  -  0.31%                                         1,000,000        25.875      .24
Hubbell Inc., Class B (USA)                                       EURO7,286,000          5.166      .05
Elektrim SA 3.75% convertible debentures                               1,000,000         2.631      .02
 2004 (Poland)
Innogy Holdings PLC (United Kingdom)(2)

AUTOMOBILES  -  0.29%                                                  2,100,000        22.973      .21
Suzuki Motor Corp. (Japan)                                               250,000         8.770      .08
Honda Motor Co., Ltd. (Japan)

MULTILINE RETAIL  -  0.27%                                             1,237,500        17.712      .16
Dollar General Corp. (USA)                                             1,728,743        11.310      .11
Kingfisher PLC (United Kingdom)

OTHER - 1.42%                                                            175,000        26.248      .24
Nintendo Co., Ltd. (Japan)                                             1,500,000        25.125      .23
Dana Corp. (USA)                                                         460,000        18.681      .17
America Online, Inc. (USA)(2)                                          1,300,000        16.091      .15
CMG PLC (United Kingdom)                                               3,607,900        12.187      .11
BPB PLC (United Kingdom)                                                 200,000        12.137      .11
United Parcel Service, Inc., Class B (USA)                               165,000        10.230      .09
Schlumberger Ltd. (Netherlands Antilles)                               1,380,000         8.005      .07
Premier Farnell PLC (United Kingdom)                                     300,000         7.463      .07
American Water Works Co., Inc. (USA)                                  $6,000,000         7.140      .07
Hutchison Delta Finance Ltd. 7.00%                                    39,402,000         5.759      .05
 convertible debentures 2002 (Hong Kong -
 Incorporated in Cayman Islands)
Zhejiang Expressway Co. Ltd., Class H (China)                          1,000,000         4.541      .04
Peninsular and Oriental Steam Navigation                                     135         1.416      .01
 Co. (United Kingdom)
Rakuten, Inc. (Japan)(2)                                                 200,000         1.150      .01
Internet Capital Group, Inc. (USA)(2)                                    152,200          .190      .00
iXL Enterprises, Inc. (USA)(2)                                           110,000          .179      .00
Federal-Mogul Corp. 7.00% convertible
 preferred 2027 (USA)

MISCELLANEOUS - 2.17%                                                                  232.255     2.17
Other equity securities in initial period
 of acquisition
                                                                                     9,270.931    86.08
Total Equity Securities
 (cost: $7,940.882 million)



                                                                      Principal
                                                                         Amount
                                                                     (Millions)
Bonds & Notes

NON U.S. GOVERNMENT OBLIGATIONS  -  0.98%                               $142.653       105.385      .98
Brazil (Federal Republic of),
 Bearer 8.00% 2014 (3)

WIRELESS TELECOMMUNICATION SERVICES  -  0.18%                             30.000        18.900      .18
Crown Castle International Corp.
 0%/10.375% 2011(5)

PAPER & FOREST PRODUCTS  -  0.09%                                         24.050         8.478
Indah Kiat Finance Mauritius Ltd. 10.00% 2007                              1.000          .502      .08
Indah Kiat Global BD 12.50% 2006                                           2.800         1.071      .01
APP International Finance Co. BV 11.75% 2005

HEALTH CARE PROVIDERS & SERVICES  -  0.08%                                 9.000         9.135      .08
HCA - The Healthcare Co. 8.75% 2010

CONTAINERS & PACKAGING  -  0.07%                                           6.000         6.000
Container Corp. of America, Series A,                                      1.000         1.001      .07
 11.25% 2004
Container Corp. of America 9.75% 2003

OIL & GAS  -  0.06%                                                        7.400         5.606      .05
Petrozuata Finance, Inc., Series B,                                        1.000          .900      .01
 8.22% 2017
Clark Oil & Refining Corp. 9.50% 2004

COMMUNICATIONS EQUIPMENT  -  0.02%                                         2.825         2.147      .02
SBA Communications Corp. 0%/12.00% 2008(5)
                                                                                       159.125     1.48
Total Bonds and Notes
   (cost: $148.655 million)
                                                                      Principal        Market  Percent
                                                                         Amount         Value   of Net
                                                                     (Millions)    (Millions)   Assets
Short-Term Securities


CORPORATE SHORT-TERM NOTES  -  9.73%                                      64.000        63.439      .59
Halifax PLC 6.45%-6.50%                                                   62.100        61.746      .57
 due 12/18/2000-2/14/2001
KfW International Finance Inc. 6.47%-6.49%                                58.540        57.875      .54
 due 12/6/2000-2/7/2001
Gannett Co., Inc. 6.50%-6.53%                                             55.100        55.001      .51
 due 1/12-2/8/2001
AT&T Corp. 6.46%-6.48% due 12/6-12/13/2000                                55.000        54.559      .51
Abbey National North America 6.52%-6.53%                                  54.900        54.225      .50
 due 1/8-1/19/2001
American Honda Finance Corp. 6.50%-6.51%                                  53.000        52.694      .49
 due 1/24-2/23/2001
Bayer Corp. 6.46%-6.49%                                                   50.000        49.946      .46
 due 12/7/2000-1/23/2001 (1)
CIT Group Holdings Inc. 6.47% due 12/6/2000                               50.000        49.946      .46
General Electric Capital Services Inc. 6.46%                              50.000        49.838      .46
 due 12/6/2000
Bank of America Corp. 6.46% due 12/18/2000                                43.400        43.122      .40
Preferred Receivables Funding Corp.                                       38.100        37.837      .35
 6.48%-6.62% due 12/1/2000-1/26/2001 (1)
Ciesco LP 6.56%-6.61% due 1/5-1/9/2001                                    37.400        37.067      .34
International Lease Finance Corp.                                         37.400        36.877      .34
 6.47%-6.51% due 1/11-2/16/2001
Svenska Handelsbanken 6.50%-6.51%                                         37.000        36.449      .34
 due 2/13-2/20/2001
CBA (Delaware) Finance Inc. 6.45%-6.50%                                   31.700        31.420      .29
 due 2/20-2/23/2001
UBS Finance (Delaware) Inc. 6.57%-6.53%                                   28.000        27.801      .26
 due 1/16-1/18/2001
Dresdner U.S. Finance Inc. 6.57% due 1/8/2001                             25.000        24.995      .23
Commerzbank U.S. Finance Inc. 6.47%                                       25.000        24.933      .23
 due 12/1/2000
Eksportfinans ASA  6.47%-6.50%                                            24.500        24.465      .23
 due 12/4-12/20/2000
Siemens Capital Corp. 6.46% due 12/8/2000                                 22.300        22.296      .21
Ford Motor Credit Co. 6.48% due 12/1/2000                                 21.500        21.450      .20
Spintab AB 6.47%-6.53% due 12/4/2000-1/18/2001                            21.000        20.792      .19
Monte Rosa Capital Corp. 6.56%                                            20.200        20.105      .19
 due 1/23/2001 (1)
FCE Bank 6.47%-6.59% due 12/18/2000-1/5/2001                              20.000        19.931      .19
Archer Daniels Midland Co. 6.48%                                          15.500        15.478      .15
 due 12/19/2000
Chevron USA Inc. 6.46% due 12/8/2000                                      14.700        14.663      .14
Alcoa Inc. 6.47% due 12/14/2000                                           14.300        14.205      .13
Asset Securitization Cooperative Corp. 6.67%                              13.200        13.190      .12
 due 1/5/2001 (1)
Wal-Mart Stores, Inc. 6.46% due 12/4/2000 (1)                             11.580        11.549      .11
Unilever Capital Corp. 6.48%
 due 12/15/2000 (1)


FEDERAL AGENCY DISCOUNT NOTES - 2.08%                                     82.600        81.738      .76
Fannie Mae 6.37%-6.41% due 12/18/2000-3/1/2001                            75.000        74.138      .69
Federal Home Loan Banks 6.38%                                             68.350        68.234      .63
 due 12/15/2000-2/28/2001
Freddie Mac 6.38%-6.39% due 12/5-12/12/2000

CERTIFICATES OF DEPOSIT  -  0.74%                                         50.000        49.992      .46
Societe General North America, Inc. 6.53%                                 30.000        30.000      .28
 due 12/1-12/22/2000
Canadian Imperial Bank of Commerce 6.53%
 due 12/18/2000


NON-U.S. CURRENCY  -  0.05%                                           NT$178.440         5.411      .05
New Taiwanese Dollar
                                                                                     1,357.407    12.60
TOTAL SHORT-TERM SECURITIES
   (cost: $1,358.199 million)
                                                                                    10,787.463   100.16
TOTAL INVESTMENT SECURITIES                                                             16.713      .16
 (cost: $9,447.736 million)
Excess of payables over cash and receivables
                                                                                   $10,770.750  100.00%
NET ASSETS


(1) Purchased in a private placement
    transaction; resale to the public may
    require registration or sale only to
    qualified institutional buyers.
(2) Non-income-producing security.
(3) Payment in kind; the issuer has the
    option of paying additional securities
    in lieu of cash.
(4) Valued under procedures approved by the Board of Directors.
(5) Step bond; coupon rate will increase at a later date.
(6) Company not making interest (or dividend) payments; bankruptcy proceedings pending.

ADR=American Depositary Receipts
GDR=Global Depositary Receipts

See Notes to Financial Statements


Capital World Growth and Income Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at November 30, 2000                                                     (dollars in  millions)

Assets:
Investment securities at market
 (cost: $9,447.736)                                                                       $10,787.463
Cash                                                                                             .166
Receivables for--
 Sales of investments                                                        $27.944
 Sales of fund's shares                                                        8.247
 Dividends and interest                                                       32.019           68.210
                                                                                           10,855.839
Liabilities:
Payables for--
 Purchases of investments                                                     62.980
 Repurchases of fund's shares                                                 10.630
 Management services                                                           3.770
 Other expenses                                                                7.709           85.089
Net Assets at November 30, 2000--                                                         $10,770.750
 (authorized capital stock--400,000,000 shares)

Class A shares, $.01 par value
 Net assets                                                                               $10,715.505
 Shares outstanding                                                                       378,833,809
 Net asset value per share                                                                     $28.29
Class B shares, $.01 par value
 Net assets                                                                                   $55.245
 Shares outstanding                                                                         1,958,478
 Net asset value per share                                                                     $28.21



STATEMENT OF OPERATIONS
for the year ended November 30, 2000                                     (dollars in  millions)

Investment Income:
Income:
 Dividends                                                                  $233.216
 Interest                                                                     84.672         $317.888

Expenses:
 Management services fee                                                      46.677
 Distribution expenses - Class A                                              26.915
 Distribution expenses - Class B                                                .218
 Transfer agent fee - Class A                                                  8.453
 Transfer agent fee - Class B                                                   .020
 Reports to shareholders                                                        .311
 Registration statement and prospectus                                          .581
 Postage, stationery and supplies                                              1.107
 Directors' fees                                                                .157
 Auditing and legal fees                                                        .066
 Custodian fee                                                                 2.956
 Taxes other than federal income tax                                            .181
 Other expenses                                                                 .143           87.785
 Net investment income                                                                        230.103

Realized Gain and Change in Unrealized
 Appreciation on Investments:
Net realized gain                                                                           1,266.809
Net change in unrealized
 appreciation on investments                                                                 (868.723)
 Net realized gain and change in
  unrealized appreciation
  on investments                                                                              398.086
Net Increase in Net Assets Resulting
 from Operations                                                                             $628.189









STATEMENT OF CHANGES IN NET ASSETS                                       (dollars in  millions)

                                                                                Year ended
                                                                            November 30,
                                                                                 2000             1999
Operations:
Net investment income                                                    $   230.103      $   178.443
Net realized gain on investments                                           1,266.809          707.262
Net change in unrealized appreciation
 on investments                                                             (868.723)         725.617
 Net increase in net assets
  resulting from operations                                                  628.189        1,611.322
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                   (212.305)        (161.528)
  Class B                                                                      (.277)               -
Distributions from net realized gains on investments
  Class A                                                                   (688.963)        (719.208)
  Class B                                                                          -                -
Total dividends and distributions                                           (901.545)        (880.736)

Capital Share Transactions:
 Proceeds from shares sold                                                 1,447.182        1,019.018
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                          855.874          839.704
 Cost of shares repurchased                                               (1,280.594)      (1,082.210)
 Net increase in net assets resulting from                                 1,022.462          776.512
  capital share transactions
Total Increase in Net Assets                                                 749.106        1,507.098

Net Assets:
Beginning of year                                                         10,021.644        8,514.546
End of year (including
 undistributed net investment
 income: $32.684 and $17.182
 respectively)                                                           $10,770.750      $10,021.644

See Notes to Financial Statements


Capital World Growth and Income Fund
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.
Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. The fund does not amortize premiums on fixed-income securities.

On December 1, 2001 the fund will begin amortizing premium on fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in only minor changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses are accrued daily and charged to the applicable share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended November 30, 2000, such non-U.S. taxes were $16,004,000.

Net realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $131,000 for the year ended November 30, 2000.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of November 30, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $1,336,360,000; $2,237,702,000 related to appreciated securities and $901,342,000 related to depreciated securities. During the year ended November 30, 2000, the fund realized, on a tax basis, a net capital gain of $1,267,103,000 on securities transactions. In addition, the fund has deferred, for tax purposes, to fiscal year ending November 30, 2001, the recognition of losses relating to non-U.S. currency transactions totaling $45,000 which were realized during the period November 1, 2000 through November 30, 2000. Net losses related to non-U.S. currency transactions and other tax adjustments of $249,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $9,451,103,000 at November 30, 2000.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $46,677,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Board of Directors approved an amended agreement effective September 14, 2000. An additional breakpoint was added for net assets in excess of $17,000,000,000 and the annual rate was decreased for assets in excess of $17,000,000,000. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:

                   NET ASSET LEVEL (IN       BILLIONS)

RATE               IN EXCESS OF              UP TO

0.600%             $0.0                      $0.5

0.500              0.5                       1.0

0.460              1.0                       1.5

0.430              1.5                       2.5

0.410              2.5                       4.0

0.400              4.0                       6.5

0.395              6.5                       10.5

0.390              10.5                      17.0

0.385              17.0


DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $4,231,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the year ended November 30, 2000. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.30% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.30% of net assets. Also included are monthly reimbursements to AFD for commissions paid during the prior 15-month period to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted only to the extent that the fund's overall 0.30% annual expense limit is not exceeded. For the year ended November 30, 2000 aggregate distribution expenses were $26,915,000, or 0.24% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended November 30, 2000, aggregate distribution expenses were $218,000, or 1.00% of net assets attributable to Class B shares.

As of November 30, 2000 accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $6,107,000 and $45,000, respectively.

TRANSFER AGENT FEE - A fee of $8,473,000 was incurred during the year ended November 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of November 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $335,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,206,152,000 and $4,737,509,000, respectively, during the year ended November 30, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended November 30, 2000, the custodian fee of $2,956,000 includes $70,000 that was paid by these credits rather than in cash.

The fund reclassified $2,019,000 from undistributed net investment income to undistributed net realized gains and $74,746,000 from undistributed net realized gains to additional paid-in capital for the year ended November 30, 2000, as a result of permanent differences between book and tax.

As of November 30, 2000, net assets consisted of the following:

                                                              (dollars in millions)
Capital paid in on shares of capital stock                               $8,205.506
Undistributed net investment income                                          32.684
Accumulated net realized gain                                             1,193.174
Net unrealized appreciation                                               1,339.386
Net assets                                                              $10,770.750



Capital share transactions in the fund were as follows:

                                 Year ended November 30, 2000              Year ended November 30, 1999
                                   Amount (millions)           Shares        Amount (millions)           Shares
Class A Shares:
  Sold                                    $1,387.809       46,706,642               $1,019.018       37,818,271
  Reinvestment of                            855.605       30,047,258                  839.704       33,918,618
   dividends and
   distributions
  Repurchased                             (1,279.509)     (43,089,031)              (1,082.210)     (40,235,519)
     Net increase in                         963.905       33,664,869                  776.512       31,501,370
     Class A

Class B Shares:*
  Sold                                        59.373        1,986,461                        -               -
  Reinvestment of                                .269           9,009                        -               -
   dividends and
   distributions
  Repurchased                                 (1.085)         (36,992)                       -               -
     Net increase in                          58.557        1,958,478                        -               -
     Class B
Total net increase                        $1,022.462       35,623,347                 $776.512       31,501,370
in fund


* Class B shares were
  not offered before
  March 15, 2000.





PER-SHARE DATA AND RATIOS (1)
                                                                                    Net
                                         Net asset                       gains/(losses)
                                            value,              Net       on securities   Total from
                                         beginning       investment      (both realized   investment
Year ended                                 of year           income     and unrealized)   operations
Class A:
                                 2000        $29.03        $.62 /2/           $1.20 /2/         $1.82
                                 1999         27.15              .48                4.17        4.65
                                 1998         25.89              .59                3.12        3.71
                                 1997         23.77              .64                3.04        3.68
                                 1996         20.22              .70                3.91        4.61
Class B:
                                 2000         29.57        0.32 /2/          (1.41) /2/        (1.09)


PER-SHARE DATA AND RATIOS (1)

                                         Dividends
                                        (from net     Distributions                       Net asset
                                        investment    (from capital               Total   value, end
Year ended                                 income)           gains)       distributions      of year
Class A:
                                 2000        $(.58)          $(1.98)             $(2.56)       $28.29
                                 1999         (.48)           (2.29)              (2.77)        29.03
                                 1998         (.58)           (1.87)              (2.45)        27.15
                                 1997         (.65)            (.91)              (1.56)        25.89
                                 1996         (.72)            (.34)              (1.06)        23.77
Class B:
                                 2000         (.27)               -                (.27)        28.21


PER-SHARE DATA AND RATIOS (1)

                                                                              Ratio of     Ratio of
                                                        Net assets,            expenses   net income
                                            Total       end of year          to average   to average
Year ended                                  return    (in millions)          net assets   net assets
Class A:
                                 2000         6.37%         $10,716                 .79%        2.08%
                                 1999         19.08           10,022                 .79         1.93
                                 1998         15.51            8,515                 .78         2.25
                                 1997         16.36            7,207                 .82         2.53
                                 1996         23.67            5,139                 .85         3.28
Class B:
                                 2000        (3.73)               55           1.55 /4/     1.45 /4/


PER-SHARE DATA AND RATIOS (1)


                                         Portfolio
                                          turnover
Year ended                                    rate
Class A:
                                 2000   41.14% /3/
                                 1999         33.90
                                 1998         39.44
                                 1997         32.41
                                 1996         30.18
Class B:
                                 2000    41.14/3/

/1/ The periods 1996 through 2000 represents, for Class A shares, fiscal years ended November 30. The period ended 2000 represents, for Class B shares, the 260-day period ended November 30, 2000.
    Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
/2/ Based on average shares outstanding.
/3/ Represents portfolio turnover rate (equivalent for all share classes) for the year ended November 30, 2000.
/4/ Annualized.


Report of Independent Accountants

To the Board of Directors and Shareholders of Capital World Growth and Income Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Capital World Growth and Income Fund, Inc. (the "Fund") at November 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California

December 29, 2000



2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended November 30, 2000, the fund paid a long-term capital gain distribution of $688,963,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended November 30, 2000 is $15,709,000. Foreign source income earned by the fund for the fiscal year ended November 30, 2000 was $222,062,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 33% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                   PART C
                              OTHER INFORMATION
                   CAPITAL WORLD GROWTH AND INCOME FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/22/01 and 1/24/01
(b) By-laws, as amended 2/16/00
(c) Form of Share Certificate
(d) Previously filed (see Post-Effective Amendment No. 10 filed 3/8/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 10 filed 3/8/00)
(h) Form of Administrative Services Agreement
(i) Legal Opinion for Class C and Class F Shares
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Form of Plans of Distribution relating to Class C and Class F Shares
(n) Amended Form of Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (I) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (I) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (I), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VIII (h) of the Articles of Incorporation of Capital World Growth and Income Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall

ITEM 25. INDEMNIFICATION (CONTINUED)

not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 The Fund will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the Fund has undertaken to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                         (2)                              (3)



       NAME AND PRINCIPAL                          POSITIONS AND OFFICES            POSITIONS AND OFFICES

       BUSINESS ADDRESS                            WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                              Vice President                   None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                                Vice President                   None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                           Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                          Vice President                   None



       Steven L. Barnes                            Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                               Vice President                   None



       Michelle A. Bergeron                        Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                         Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                             Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                           Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                               Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                           Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX 78626

       Alan Brown                                  Vice President                   None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                              Vice President                   None



       Brian C. Casey                              Vice President                   None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                           Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                       Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                            Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                         Director                         None



L      Kevin G. Clifford                           Director, President and          None

                                                   Co-Chief Executive Officer



       Ruth M. Collier                             Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                             Assistant Vice President         None



H      Carlo O. Cordasco                           Assistant Vice President         None



       Thomas E. Cournoyer                         Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                        Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                             Vice President                   None



       William F. Daugherty                        Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                               Regional Vice President          None

       345 Trowbridge Lane

       Lawrenceville, GA 300436



       Daniel J. Delianedis                        Vice President                   None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       James A. DePerno, Jr.                       Regional Vice President          None

       91 Church Street

       East Aurora, NY 14052



L      Bruce De Priester                           Vice President                   None



       Michael A. DiLella                          Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                             Senior Vice President            None

       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                               Senior Vice President            None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                              Director, Executive Vice         None

       100 Merrick Road, Suite 216W                President

       Rockville Centre, NY 11570



L      Michael J. Downer                           Secretary                        None



       Michael J. Dullaghan                        Regional Vice President          None

       1307 Sage Court

       Chesapeake, VA 23320



       Robert W. Durbin                            Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                            Senior Vice President            None



       Timothy L. Ellis                            Regional Vice President          None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                               Senior Vice President            None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                             Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                            Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                         Vice President                   None



       Jeffrey J. Greiner                          Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                          Director                         Chairman of the Board



B      Mariellen Hamann                            Assistant Vice President         None



       Derek S. Hansen                             Regional Vice President          None

       13033 Ridgedale Drive, PMB 147

       Minnetonka, MN 55305



       David E. Harper                             Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                             Assistant Vice President         None



       Ronald R. Hulsey                            Senior Vice President            None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                             Vice President                   None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483

       Michael J. Johnston                         Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                            Vice President                   None



       John P. Keating                             Regional Vice President          None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock                               Vice President                   None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                             Assistant Vice President



       Andrew R. LeBlanc                           Regional Vice President          None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine                            Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                               Assistant Vice President         None



       T. Blake Liberty                            Vice President                   None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                                Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                              Vice President                   None



       Louis K. Linquata                           Regional Vice President          None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace                          Director                         None



       Stephen A. Malbasa                          Senior Vice President            None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                            Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                           Director, Senior Vice            None
                                                   President



L      E. Lee McClennahan                          Senior Vice President            None



       James R. McCrary                            Regional Vice President          None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                          Senior Vice President            None



       Terry W. McNabb                             Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe                              Vice President                   None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                              Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                               Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                            Regional Vice President          None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                               Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                             Regional Vice President          None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                             Regional Vice President          None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                            Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                         Assistant Vice President         None



       Carl S. Platou                              Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                                Senior Vice President            None



S      Richard P. Prior                            Vice President                   None



       Steven J. Reitman                           Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                            Vice President                   None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross                              Senior Vice President            None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                               Vice President                   None



L      James F. Rothenberg                         Director                         None



       Douglas F. Rowe                             Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                        Vice President                   None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                            Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                           Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                         Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                        Regional Vice President          None

       3078 Peachtree Drive, NE

       Atlanta, GA 30305



L      R. Michael Shanahan                         Director                         None



       Brad W. Short                               Regional Vice President          None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                              Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212                  Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                            Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                             Regional Vice President          None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                             Senior Vice President            None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                     Assistant Vice President         None



       Anthony L. Soave                            Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                         Assistant Vice President         None



       Nicholas D. Spadaccini                      Vice President                   None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                        Assistant Vice President         None



       Daniel S. Spradling                         Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                               Director                         None



B      Max D. Stites                               Vice President                   None



       Thomas A. Stout                             Vice President                   None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                           Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                        Senior Vice President            None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                              Assistant Vice President         None



       Gary J. Thoma                               Regional Vice President          None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                             Vice President                   None



I      Christopher E. Trede                        Vice President                   None



       George F. Truesdail                         Senior Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                        Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                              Regional Vice President          None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                            Vice President                   None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                               Senior Vice President,           None

                                                   Treasurer and Controller



       Gregory J. Weimer                           Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                            Director                         None



       George J. Wenzel                            Regional Vice President          None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                             Assistant Vice President         None



SF     N. Dexter Williams                          Senior Vice President            None



       Timothy J. Wilson                           Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                           Vice President                   None



H      Marshall D. Wingo                           Director, Senior Vice            None
                                                   President



L      Robert L. Winston                           Director, Senior Vice            None
                                                   President



       William R. Yost                             Senior Vice President            None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                              Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                           Regional Vice President          None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                             Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


___
_______

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 12th day of March, 2001.

 CAPITAL WORLD GROWTH AND INCOME  FUND, INC.
       By  /s/ Paul G. Haaga, Jr.
       (Paul G. Haaga, Jr., Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on March 12, 2001, by the following persons in the capacities indicated.



(1) Principal Executive Officer:
    /s/ Gina H. Despres                        President and Director
    (Gina H. Despres)
(2) Principal Financial Officer and
    Principal Accounting Officer:
    /s/ R. Marcia Gould                        Treasurer
    (R. Marcia Gould)
(3) Directors:
    H. Frederick Christie* Director
    /s/ Gina H. Despres                         President and Director
    (Gina H. Despres)
    /s/ Paul G. Haaga, Jr.                      Chairman of the Board
    (Paul G. Haaga, Jr.)
    Mary Myers Kauppila*                        Director
    Gail L. Neale*                              Director
    Robert J. O'Neill                           Director
    Donald E. Petersen*                         Director
    Stefanie Powers                             Director
    Frank Stanton*                              Director
    Charles Wolf, Jr.*                          Director

*By  /s/ Vincent P. Corti
  (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
         /s/ Kristine M. Nishiyama
        (Kristine M. Nishiyama)